As filed with the Securities and Exchange Commission on December 2, 2016

1933 Act Registration No. 33-72424 1940 Act Registration No. 811-8194

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No.

Post-Effective Amendment No. 180

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 181

x x x x

(Check appropriate box or boxes.)

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100 Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

     Karen Gilomen Financial Investors Trust 1290 Broadway, Suite 1100 Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

     Peter H. Schwartz, Esq. Davis Graham & Stubbs LLP

1550 17th Street, Suite 500 Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)

x	on December 19, 2016, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on, (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

x	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 179 to its Registration Statement until December 19, 2016. Post-Effective Amendment No. 179 to the Registrant’s Registration Statement relates to the Aspen Portfolio Strategy Fund. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 179 under the Securities Act of 1933 and Amendment No. 180 under the Investment Company Act of 1940, filed on September 19, 2016, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 180 of this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Denver and State of Colorado, on December 2, 2016.

FINANCIAL INVESTORS TRUST
(Registrant)

By: /s/ Edmund J. Burke

Edmund J. Burke
President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	President, Trustee and Chairman	December 2, 2016
Edmund J. Burke

/s/ Jeremy W. Deems	Trustee	December 2, 2016
Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee	December 2, 2016
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	December 2, 2016
Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	December 2, 2016
Michael “Ross” Shell*

/s/ Kimberly R. Storms	Treasurer	December 2, 2016
Kimberly R. Storms

* Signature affixed by Jennifer Craig pursuant to a power of attorney dated June 8, 2016, filed as Exhibit (q)(1) of Post-Effective Amendment No. 176 to Registrant’s Registration Statement filed on June 29, 2016, SEC Accession No. 0001398344-16-014640.